SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses carryforward	$ 8,053	$ 5,882
Operating lease liabilities	309	362
Employee benefits	70	60
Inventory write off	291
Research and development expenses	1,250
Issuance costs	120	290
Total deferred tax assets	10,093	6,594
Less deferred tax liabilities (related to right of use assets)	(301)	(336)
Deferred tax assets, net	9,792	6,258
Less valuation allowance for deferred tax assets	(9,792)	(6,258)
Deferred tax assets
Valuation allowance at beginning of year	(6,258)	(4,739)
Changes in valuation allowance	(3,534)	(1,519)
Valuation allowance at end of year	$ (9,792)	$ (6,258)